Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following table includes the Company’s revenues and income (loss) from vessel operations by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 21), for the periods presented in these financial statements:

	Revenues			Income (loss) from Vessel Operations (1)
	Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022	2021
	$	$	$	$	$	$
Teekay Tankers - Conventional Tankers	1,364,452	1,063,111	542,367	535,910	255,949	(194,095)
Teekay Parent - Marine Services and Other	100,523	127,073	140,141	(4,185)	(10,183)	8,742
	1,464,975	1,190,184	682,508	531,725	245,766	(185,353)
(1)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
Other Income Statement Items by Segment
The following table includes other income statement items by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 21).

	Depreciation and Amortization			Gain on sale and (Write-down) of assets			Equity income (loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	$	$	$	$	$	$	$	$	$
Teekay Tankers - Conventional Tankers	(97,551)	(99,033)	(106,084)	10,360	8,888	(92,368)	3,432	244	(14,107)
Teekay Parent - Marine Services and Other	—	—	—	—	12,975	—	—	—	—
	(97,551)	(99,033)	(106,084)	10,360	21,863	(92,368)	3,432	244	(14,107)
The following table includes capital expenditures by segment, excluding such amounts of the Company’s Teekay Gas Business (see Note 21), for the periods presented in these financial statements.

	December 31, 2023 $	December 31, 2022 $
Teekay Tankers – Conventional Tankers	10,198	15,430

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets, presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2023 $	December 31, 2022 $
Teekay Tankers – Conventional Tankers	1,508,243	1,603,142
Teekay Parent – Marine Services and Other	35,840	44,333
Cash and cash equivalents	480,080	309,857
Short-term investments	172,604	210,000
Eliminations	(129)	(2,486)
Consolidated total assets	2,196,638	2,164,846